Fair Value Measurements - Schedule of Changes in Forward Option and Convertible Notes Derivative Liability (Details) - Liability Classified Warrants [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 33	$ 2,307	$ 587
Additions		586	3,325
Cash paid to settle
Shares issued upon conversion or exercise
Changes in fair value	(16)	697	(545)
Balance	$ 17	$ 33	$ 2,307